SUPPLEMENT DATED DECEMBER 7, 2018
FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018, AS SUPPLEMENTED

1.
In “The Funds Summary Section” for the First Investors California Tax Exempt Fund (“California Tax Exempt Fund”), the “Principal Investment Strategies” sub-section is deleted and replaced with the following:

Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state of California.  However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. Such securities include obligations issued by municipalities and other authorities in California and U.S. possessions and territories, such as Puerto Rico. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.
The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.
In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Adviser considers the duration of the Fund’s portfolio when deciding whether to sell a security.
Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.
2.
In “The Funds Summary Section” for the First Investors New Jersey Tax Exempt Fund (“New Jersey Tax Exempt Fund”), the “Principal Investment Strategies” sub-section is deleted and replaced with the following:

Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state of New Jersey.  However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. Such securities include obligations issued by municipalities and other authorities in New Jersey and U.S. possessions and territories, such as Puerto Rico. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.
In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Adviser considers the duration of the Fund’s portfolio when deciding whether to sell a security.
Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.
3.
In “The Funds Summary Section” for the First Investors New York Tax Exempt Fund (“New York Tax Exempt Fund”), the “Principal Investment Strategies” sub-section is deleted and replaced with the following:

Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state of New York.  However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. Such securities include obligations issued by municipalities and other authorities in New York and U.S. possessions and territories, such as Puerto Rico. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.
The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.
In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Adviser considers the duration of the Fund’s portfolio when deciding whether to sell a security.
Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.

4.	In “The Funds Summary Section” for the First Investors Oregon Tax Exempt Fund (“Oregon Tax Exempt Fund”), the “Principal Investment Strategies” sub-section is deleted and replaced with the following:
Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state of Oregon.  However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. Such securities include obligations issued by municipalities and other authorities in Oregon and U.S. possessions and territories, such as Puerto Rico. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.
The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.
In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Adviser considers the duration of the Fund’s portfolio when deciding whether to sell a security.
Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.
5.
In “The Funds Summary Section” for the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund, the following risk is added to the “Principal Risks” sub-section:

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations. High yield securities tend to be less liquid.
6.
In “The Funds Summary Section” for the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund, the following is added as the second to last sentence of the first paragraph in the “Performance” sub-section:

Prior to December 7, 2018, Green Square did not serve as subadviser to the Fund.
7.
In “The Funds Summary Section” for the California Tax Exempt Fund, New Jersey Tax Exempt Fund  and New York Tax Exempt Fund, the “Investment Adviser” and “Portfolio Manager” sub-sections are deleted and replaced with the following:

Investment Adviser:  Foresters Investment Management Company, Inc. (“FIMCO”) is the Fund’s investment adviser and Green Square serves as the subadviser to a portion of the Fund.
Portfolio Managers:  The Fund assets managed by FIMCO are managed primarily by Clark D. Wagner, Chief Investment Officer of FIMCO, who has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1991, and Patrick Tucci, CFA, who has served as Co-Portfolio Manager of the Fund since 2016. The portion of the Fund managed by Green Square is managed primarily by Timothy Pynchon, CFA, who serves as Portfolio Manager of the Fund.  Joseph Gulli serves as Associate Portfolio Manager for Green Square’s portion of the Fund. Mr. Pynchon and Mr. Gulli have been portfolio managers of the Fund since December 2018.
8.	In “The Funds Summary Section” for the Oregon Tax Exempt Fund, the “Investment Adviser” and “Portfolio Manager” sub-sections are deleted and replaced with the following:
Investment Adviser:  Foresters Investment Management Company, Inc. (“FIMCO”) is the Fund’s investment adviser and Green Square serves as the subadviser to a portion of the Fund.
Portfolio Managers:  The Fund assets managed by FIMCO are managed primarily by Clark D. Wagner, Chief Investment Officer of FIMCO, who has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1992, and Patrick Tucci, CFA, who has served as Co-Portfolio Manager of the Fund since 2016. The portion of the Fund managed by Green Square is managed primarily by Timothy Pynchon, CFA, who serves as Portfolio Manager of the Fund.  Joseph Gulli serves as Associate Portfolio Manager for Green Square’s portion of the Fund. Mr. Pynchon and Mr. Gulli have been portfolio managers of the Fund since December 2018.
9.
In “The Funds in Greater Detail” section for the Single State Tax Exempt  Funds, the “Principal Investment Strategies” subsection, the following is added for the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund  and Oregon Tax Exempt Fund :

Principal Investment Strategies (California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund):

Under normal circumstances, at least 80% of each such Fund's net assets (plus any borrowings for investment    purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state identified in the name of the Fund.  This is a fundamental investment policy that can only be changed upon shareholder approval.  However, each Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from  federal income tax and state income tax for individual residents of the state identified in the name of the Fund, but may invest up to 20% of its net assets in securities that pay interest that is not a Tax Preference Item.  Interest paid on a municipal security that is a Tax Preference Item, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), and their respective agencies, instrumentalities and authorities.
Each Fund generally concentrates its investments in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state.  For example, the New York Tax Exempt Fund generally invests in New York (State) bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on.  However, each Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest earned on them is exempt from state income tax for residents of the particular state.  In certain cases, the interest paid by a Fund may also be exempt from local taxes.  For example, for resident shareholders of New York, any exempt-interest dividends paid by the New York Tax Exempt Fund are also expected to be exempt from New York City personal income tax.
The Funds primarily invest in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s Investors Service, Inc. (“Moodys”), S&P

Global Ratings and Fitch Ratings (“S&P”); or (b) if unrated, are determined by the Fund’s Adviser to be of investment grade quality.  The Funds may invest a portion of their assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits.  The Funds may invest in revenue bonds. The Funds may also invest in futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.
To a lesser extent, each Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of each Fund. High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on high yield bonds that it believes can generate attractive and consistent income.
The Funds generally pursue their objectives by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Funds may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Funds may also buy and sell municipal securities of any maturity to adjust the duration of their portfolios.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%.  If the Funds believe that interest rates are likely to rise, they may attempt to reduce their portfolio durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.
In selecting investments, the Adviser and Green Square consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Adviser or Green Square will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Adviser generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the Adviser considers the duration of a Fund’s portfolio when deciding whether to sell a security.
The Funds reserve the right to take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Funds are so invested, they may not achieve their investment objectives.  The Funds may choose not to take defensive positions.
Information on the Funds’ holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Funds may use, including investing in other types of investments that are not described in this prospectus.
10.
In “The Funds In Greater Detail” section for the for the Single State Tax Exempt  Funds, the following risk is added for the California Tax Exempt Fund, New Jersey Tax Exempt Fund , New York Tax Exempt Fund and Oregon Tax Exempt Fund under the “Principal Risks” heading:

High Yield Securities Risk:

High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because their issuers may not be as financially strong as issuers with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile. High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or the financial prospects of their issuers.
11.
In the “Fund Management in Greater Detail Section,” the information under the heading “Subadviser” is modified to reflect that Green Square also has served as a subadviser to the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund since December 2018 and that Messrs. Pynchon and Gulli have served as Portfolio Manager and Associate Portfolio Manager of these Funds, respectively, since that time.

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Please retain this Supplement for future reference.

TEP1218

SUPPLEMENT DATED DECEMBER 7, 2018

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2018

1.
Any and all references to Green Square Asset Management, LLC (“Green Square”) or its portfolio managers in the Statement of Additional Information (“SAI”) are modified to reflect that Green Square and its portfolio managers also serves as a subadviser and the portfolio managers, respectively, to a portion of the assets in the First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund and First Investors Oregon Tax Exempt Fund, as applicable.

2.
In Part I of the SAI, in the “Portfolio Managers” section, the table related to Green Square’s portfolio managers under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2017” is deleted and replaced with the following:

Green Square’s Portfolio Managers*
Timothy Pynchon: Tax Exempt Income Fund Tax Exempt Opportunities Fund Tax Exempt California Fund Tax Exempt New Jersey Fund Tax Exempt New York Fund Tax Exempt Oregon Fund	Other Registered Investment Companies	3	$272.0	0	$0
	Other Pooled Investment Vehicles	54	$153.0	0	$0
	Other Accounts	0	$0	0	$0
Joseph Gulli: Tax Exempt Income Fund Tax Exempt Opportunities Fund Tax Exempt California Fund Tax Exempt New Jersey Fund Tax Exempt New York Fund Tax Exempt Oregon Fund	Other Registered Investment Companies	3	$272.0	0	$0
	Other Pooled Investment Vehicles	54	$153.0	0	$0
	Other Accounts	0	$0	0	$0
*Information for the Green Square portfolio managers is provided as of November 30, 2018.

3.
In Part I of the SAI, in the “Portfolio Managers” section, the table related to Green Square’s portfolio managers under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2017” is deleted and replaced with the following:

Green Square’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Timothy Pynchon	Tax Exempt Income Fund	None
	Tax Exempt Opportunities Fund	None
	Tax Exempt California Fund*	None
	Tax Exempt New Jersey Fund*	None
	Tax Exempt New York Fund*	None
	Tax Exempt Oregon Fund*	None
Joseph Gulli	Tax Exempt Income Fund	None
	Tax Exempt Opportunities Fund	None
	Tax Exempt California Fund*	None
	Tax Exempt New Jersey Fund*	None

Tax Exempt New York Fund*	None
Tax Exempt Oregon Fund*	None
*Information is provided as of November 30, 2018.

4.	In Part I of the SAI, in the “Investment Advisory Services and Fees” section, the information regarding the subadvisory agreement with Green Square is deleted and replaced with the following:

Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Green Square Asset Management,  LLC (“Green Square”) an annual subadvisory fee, paid monthly for managing a portion of the assets of the First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund and First Investors Oregon Tax Exempt Fund allocated to it by the Adviser, according the following schedule:

Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, New Jersey
Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund

1.  The average daily net assets of First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund and First Investors Oregon Tax Exempt Fund managed by Green Square shall be aggregated;

2.  A blended fee shall then be computed on the sum as if the six Funds were combined using the following  schedule:

Subadvisory Fees as % of Average Daily Net Assets
0.40%
3. The fee payable under this Agreement with respect to each Fund shall then be computed by multiplying the fee by the ratio of the average daily net assets of each Fund to the sum of the average daily net assets of the Funds that are being managed by the Subadviser.

Part II of this SAI includes additional information regarding the Subadvisory Agreement. Green Square did not manage any portion of the First Investors Tax Exempt Income Fund or First Investors Tax Exempt Opportunities Fund prior to January 31, 2018 or any portion of the First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund and First Investors Oregon Tax Exempt Fund prior to December 7, 2018. Therefore, no subadvisory fees were paid by the Adviser with respect to these Funds during the three prior fiscal years.

5.	In Part I of the SAI, in Appendix A for the Single State Tax Exempt Funds, the (“─”) next to “High Yield Securities” is deleted and replaced with a (“✓”)
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Please retain this Supplement for future reference.
TES1218